Tax on income (Schedule of Deferred Taxes) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	₪ (4,868)	$ (1,336)	₪ (4,198)
Recognized in profit or loss	(5,020)		(670)
Ending Balance	(9,888)	(2,711)	(4,868)
Financial assets carried at fair value through profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	(5,845)	(1,603)	(5,135)
Recognized in profit or loss	(4,974)		(710)
Ending Balance	(10,819)	(2,966)	(5,845)
Financial liabilities carried at fair value through profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	19	5	0
Recognized in profit or loss			19
Ending Balance			19
Leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	19
Recognized in profit or loss	8
Ending Balance	27	7	19
Employees benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	501	137	421
Recognized in profit or loss	20		80
Ending Balance	521	143	501
Allowance of credit loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	317	87	326
Recognized in profit or loss	(98)		(9)
Ending Balance	219	60	317
Carry forward tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	140	38	190
Recognized in profit or loss	24		(50)
Ending Balance	₪ 164	$ 45	₪ 140